Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories

Inventories, primarily consisted of cryptocurrency mining machines and standardized computing equipment, which are finished goods from manufactures. As of December 31, 2024 and 2023, inventories consisted of the following:

	December 31,	December 31,
	2024	2023
Finished goods	$27,172,200	$-